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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one.):   [X] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CinFin Capital Management Company
Address:   6200 South Gilmore Road
           Fairfield, Ohio 45014

13F File Number: 028-5597

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Steven A. Soloria
Title:   Vice President and Secretary
Phone:   (513) 870-2000

Signature, Place and Date of Signing:


/s/ Steven A. Soloria                  Fairfield, Ohio   March 23, 2007
------------------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A


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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers               0

Form 13F Information Table Entry Total:        26

Form 13F Information Table Value Total    152,777
                                        (thousands)

List of Other Included Managers: None


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
           COLUMN 1                  COLUMN 2   COLUMN 3   COLUMN 4         COLUMN 5          COLUMN 6   COLUMN 7      COLUMN 8
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                                     TITLE OF               VALUE   SHRS OR                  INVESTMENT   OTHER    VOTING AUTHORITY
        NAME OF ISSUER                 CLASS     CUSIP     [x$1000] PRN AMT SH/PRN PUT/CALL  DISCRETION  MANAGERS SOLE  SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
ALLTEL CORP                           COMMON   020039103    19,865  240,241   SH                SOLE               --  240,241  --
AMERICAN HOME PRODUCTS                COMMON   026609107    16,681  425,000   SH                SOLE               --  425,000  --
BANK OF AMERICA CORP                  COMMON   060505104     5,927  118,107   SH                SOLE               --  118,107  --
CHEVRON CORPORATION                   COMMON   166751107     4,591   53,000   SH                SOLE               --   53,000  --
CINCINNATI FINANCIAL CORP             COMMON   172062101    18,961  607,974   SH            SHARED-OTHER           --  607,974  --
CINERGY CORP                          COMMON   172474108     2,418  101,000   SH                SOLE               --  101,000  --
COCA COLA COMPANY                     COMMON   191216100     1,873   32,162   SH                SOLE               --   32,162  --
DUKE ENERGY CORP                      COMMON   264399106       506   10,099   SH                SOLE               --   10,099  --
EXXON MOBIL CORPORATION               COMMON   30231G102    25,490  316,403   SH                SOLE               --  316,403  --
FIRST VIRGINIA BANKS INC              COMMON   337477103     4,354  101,250   SH                SOLE               --  101,250  --
FIRSTAR CORP                          COMMON   33763V109       296   14,000   SH                SOLE               --   14,000  --
FORTUNE BRANDS INC                    COMMON   349631101       661   20,000   SH                SOLE               --   20,000  --
GUIDANT CORPORATION                   COMMON   401698105       244    5,200   SH                SOLE               --    5,200  --
H J HEINZ COMPANY                     COMMON   423074103     1,266   31,800   SH                SOLE               --   31,800  --
HOUSEHOLD INTERNATIONAL               COMMON   441815107     2,902   77,900   SH                SOLE               --   77,900  --
INTEL CORP                            COMMON   458140100       410    4,970   SH                SOLE               --    4,970  --
LUCENT TECHNOLOGIES INC               COMMON   549463107     6,360   84,800   SH                SOLE               --   84,800  --
MERCK & COMPANY                       COMMON   589331107    16,508  245,700   SH                SOLE               --  245,700  --
MICROSOFT CORP                        COMMON   594918104       467    4,000   SH                SOLE               --    4,000  --
MOLEX INC                             COMMON   608554200     5,575  123,200   SH                SOLE               --  123,200  --
NATIONAL CITY CORPORATION             COMMON   635405103     1,995   84,240   SH                SOLE               --   84,240  --
NORTHERN TRUST                        COMMON   665859104     2,120   40,000   SH                SOLE               --   40,000  --
PIEDMONT NATURAL GAS                  COMMON   720186105       266    8,823   SH                SOLE               --    8,823  --
PNC FINANCIAL SERVICES GROUP          COMMON   693475105     1,736   39,000   SH                SOLE               --   39,000  --
PROCTER & GAMBLE CORPORATION          COMMON   742718109    11,066  101,000   SH                SOLE               --  101,000  --
WORLDCOM INC - WORLDCOM GROUP         COMMON   55268B106       239    4,500   SH                SOLE               --    4,500  --
                                                           152,777


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